CrossingBridge Long/Short Credit Fund
CrossingBridge Long/Short Credit Fund
Supplement dated June 11, 2019
to the
CrossingBridge Long/Short Credit Fund (the “Fund”)
Prospectus dated January 28, 2019, as supplemented

This supplement makes the following correction to the Prospectus dated January 28, 2019, as supplemented.

The Average Annual Total Returns table in the summary section on page 15 of the Prospectus is amended and replaced with the following table, which corrects the Since Inception returns of the Bloomberg Barclays U.S. Aggregate Total Return Bond Index:

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - CrossingBridge Long/Short Credit Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.45%	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund - Institutional Class Shares	Return Before Taxes	0.25%	1.68%	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	(0.65%)	0.43%	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.15%	0.72%	Feb. 27, 2015

Please retain this Supplement with your Prospectus for future reference.